Events after the reporting period - Additional information (Detail) - Major ordinary share transactions [member] - Share Repurchase Programme [Member] $ in Millions	Mar. 14, 2022 USD ($) shares
Statements [Line Items]
Share repurchase programmed amount authorized	$ 30.0
Stock repurchased during the period shares | shares	106,200
Purchase of treasury shares	$ 1.3